Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 65,275	$ 173,316	$ 243,887
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	95,849	94,217	82,627
Loss on disposal of property, plant and equipment	8,094	1,801	1,478
(Gain) loss on change in fair value of derivatives	(27,322)	12,196	(19,656)
Gain on repurchase of convertible notes	(2,782)
Allowance for doubtful accounts	(280)	3,673	(8,528)
Equity in loss (earnings) of unconsolidated investees	4,404	643	(487)
Share-based compensation	7,757	5,966	5,088
Changes in operating assets and liabilities:
Inventories	(50,557)	50,821	(252,716)
Accounts receivable trade	(33,060)	(63,352)	(73,777)
Amounts due from related parties	(4,230)	(99,893)	480
Advances to suppliers	(30,609)	7,967	(3,622)
Prepaid expenses and other current assets	(135,426)	36,745	(38,523)
Other non-current assets	(1,308)	(6,093)	(8,446)
Accounts payable	61,157	(23,975)	135,812
Advances from customers	19,710	(30,123)	40,311
Amounts due to related parties	(43,774)	47,522	(2,166)
Accrued warranty costs	(3,847)	12,004	15,516
Other liabilities	(995)	56,542	(16,282)
Liability for uncertain tax positions	(6,037)	(1,111)	(1,613)
Deferred taxes	(95,629)	(112,263)	9,208
Net settlement of derivatives	(1,922)	24,878	17,192
Net cash provided by (used in) operating activities	(278,073)	413,658	265,106
Investing activities:
(Increase) decrease in restricted cash	50,585	(100,935)	(27,585)
Investment in subsidiaries	(124,737)	(84,389)	(72)
Purchase of property, plant and equipment	(286,722)	(90,905)	(49,660)
Net cash used in investing activities	(1,042,557)	(999,104)	(116,049)
Financing activities:
Proceeds from short-term borrowings	1,841,808	1,436,950	928,879
Repayment of short-term borrowings	(2,243,003)	(1,308,235)	(1,045,596)
Proceeds from long-term borrowings	1,076,332	487,228	56,989
Proceeds from issuance of warrant		16,378
Proceeds from issuance of common shares	23,864		115,009
Issuance costs paid for common shares offering	(456)		(6,091)
Proceeds from issuance of convertible notes			150,000
Payments for repurchase of convertible notes	(19,667)
Proceeds from exercise of stock options	707	1,867	3,343
Net cash provided by financing activities	1,299,823	619,483	191,947
Effect of exchange rate changes	(12,312)	(30,501)	(19,711)
Net increase (decrease) in cash and cash equivalents	(33,119)	3,536	321,293
Cash and cash equivalents at the beginning of the year	553,079	549,543	228,250
Cash and cash equivalents at the end of the year	511,039	553,079	549,543
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	70,827	49,619	47,227
Income taxes paid	187,876	87,348	14,016
Parent Company
Operating activities:
Net income	65,249	171,861	239,502
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	32	32	1
Loss on disposal of property, plant and equipment			4
(Gain) loss on change in fair value of derivatives	(30,988)	13,571
Gain on repurchase of convertible notes	(2,782)
Allowance for doubtful accounts	(844)	1,535	11,434
Equity in earnings of subsidiaries	(43,596)	(193,813)	(243,283)
Equity in loss (earnings) of unconsolidated investees	(50)	273	280
Share-based compensation	7,757	5,966	5,088
Changes in operating assets and liabilities:
Inventories	146	296	(286)
Accounts receivable trade	3,010	2,189	(5,244)
Amounts due from related parties	21,731	228,284	3,905
Advances to suppliers	226	(226)	(11,836)
Prepaid expenses and other current assets	6,955	(7,106)	(2,260)
Other non-current assets	(2,039)	(14,710)	(19,727)
Accounts payable	(4)	3	(9)
Advances from customers	(1,413)	1,352	(657)
Amounts due to related parties	(129,307)	103,348	(42,128)
Accrued warranty costs	(12,381)	(2,941)	84
Other liabilities	(297)	4,484	3,544
Liability for uncertain tax positions	(7,413)	(1,111)	633
Deferred taxes	199	1,451	1,208
Net settlement of derivatives	17,043	(3,950)
Net cash provided by (used in) operating activities	(108,766)	310,788	(59,747)
Investing activities:
(Increase) decrease in restricted cash	6,512	(6,513)
Investment in subsidiaries		(116,840)	(39,668)
Purchase of property, plant and equipment			(5)
(Funding) repayment of loans to subsidiaries	299,578	(550,776)	(128,213)
Net cash used in investing activities	306,090	(674,129)	(167,886)
Financing activities:
Proceeds from short-term borrowings		10,000
Repayment of short-term borrowings	(190,000)		(12,246)
Proceeds from long-term borrowings		364,680
Repayment of long-term borrowings			(16,393)
Proceeds from issuance of warrant		16,378
Investment on non-controlling interest		(918)
Proceeds from issuance of common shares	23,864		115,009
Issuance costs paid for common shares offering	(456)		(6,090)
Proceeds from issuance of convertible notes			150,000
Payments for repurchase of convertible notes	(19,667)
Issuance cost paid on convertible notes			(5,103)
Proceeds from exercise of stock options	707	1,867	3,342
Net cash provided by financing activities	(185,552)	392,007	228,519
Effect of exchange rate changes	(24,630)	2,085	(27,016)
Net increase (decrease) in cash and cash equivalents	(12,858)	30,751	(26,130)
Cash and cash equivalents at the beginning of the year	34,206	3,455	29,585
Cash and cash equivalents at the end of the year	21,348	34,206	3,455
Supplemental disclosure of cash flow information:
Interest paid (net of amounts capitalized)	$ 29,288	$ 15,299	3,942
Income taxes paid			$ 736